March 15, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attention:     Filing Desk, Stop 1-4

Re:            Bairnco Corporation - Form 10-K for the Year
               Ended December 31, 2006


Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K of Bairnco Corporation for the year ended December 31, 2006.

BAIRNCO CORPORATION

Kenneth L. Bayne
Vice President Finance &
Chief Financial Officer